UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	Baa3	$181,193
150	5.125%, 1/01/37	1/15 at 100.00	Baa3	151,902
40	New Jersey Economic Development Authority, General Motors Corporation, Series 1984,	No Opt. Call	B–	39,962
	5.350%, 4/01/09

370	Total Consumer Discretionary			373,057

	Consumer Staples – 2.6% (1.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
950	4.750%, 6/01/34	6/17 at 100.00	BBB	896,677
900	5.000%, 6/01/41	6/17 at 100.00	BBB	878,760

1,850	Total Consumer Staples			1,775,437

	Education and Civic Organizations – 15.8% (10.6% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R	1,052,720
	Project, Series 2002, 6.000%, 9/15/27
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	AAA	3,108,360
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	214,354
	Series 2004C, 5.500%, 7/01/23
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	186,391
	5.000%, 7/01/30 – MBIA Insured
710	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	754,531
	2006, 5.000%, 7/01/36 – AMBAC Insured
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	AAA	612,197
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
450	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2006G,	7/16 at 100.00	AAA	450,477
	4.500%, 7/01/31 – MBIA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	539,650
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,135,606
	2002A, 5.000%, 7/01/17 – RAAI Insured
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	1,028,040
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	1,880,825
	12/01/31 – AMBAC Insured

10,490	Total Education and Civic Organizations			10,963,151

	Energy – 1.6% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,127,260
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 5.1% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	610,308
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/08 at 100.00	Ba1	1,292,763
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,610,414
	Project, Series 2002, 5.750%, 10/01/21

3,300	Total Financials			3,513,485

	Health Care – 26.9% (17.9% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	236,300
	2004A, 5.750%, 2/15/34
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
500	5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	AAA	517,220
1,925	5.000%, 8/01/41 – AMBAC Insured	8/11 at 100.00	AAA	1,979,670
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa1	1,060,460
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	95,155
	Hospital, Series 2005A, 5.500%, 7/01/36
250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	260,415
	Center, Series 2006B, 5.000%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	125,201
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	7/11 at 100.00	A2	420,748
140	5.625%, 7/01/31	7/11 at 100.00	A2	147,714
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	529,916
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BBB–	1,311,795
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A2	3,710,594
	University Hospital, Series 2000, 5.750%, 7/01/31
435	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	447,659
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	726,334
	Series 2003, 5.500%, 7/01/33
455	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	Baa1	470,811
	System, Series 2006, 5.000%, 7/01/36
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	2,682,000
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	1,188,318
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	1,535,835
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/07 at 101.50	A3	1,164,900
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

17,680	Total Health Care			18,611,045

	Housing/Multifamily – 3.3% (2.2% of Total Investments)
2,250	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	2,304,900
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)

	Industrials – 0.4% (0.2% of Total Investments)
220	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	235,479
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 9.1% (6.1% of Total Investments)
620	New Jersey Economic Development Authority, Retirement Community Revenue Bonds, Seabrook	11/16 at 100.00	N/R	626,262
	Village, Series 2006, 5.250%, 11/15/36
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A–	1,067,790
4,000	5.500%, 6/01/31	6/11 at 102.00	A–	4,253,719
375	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	371,243
	Obligated Group, Series 1998, 5.125%, 7/01/25

5,995	Total Long-Term Care			6,319,014

	Tax Obligation/General – 1.7% (1.1% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	751,905
	AMBAC Insured
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 –	7/11 at 100.00	AAA	404,835
	FSA Insured

1,085	Total Tax Obligation/General			1,156,740

	Tax Obligation/Limited – 21.1% (14.1% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	447,328
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,069,150
	5.000%, 12/01/18 – MBIA Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AAA	825,885
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	492,759
	2007, 5.250%, 12/15/22 – AMBAC Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	588,735
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
535	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of	9/07 at 101.00	AAA	541,265
	Participation, Series 1995, 5.900%, 3/01/15 – MBIA Insured
700	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	753,214
	5.750%, 6/15/34
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	380,328
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	702,959
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	1,043,834
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,107,780
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	819,315
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	319,553
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	566,759
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	1,020,456
	5.500%, 12/15/16 – MBIA Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	710,619
	5.000%, 6/15/19 – FSA Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	917,176
	5.500%, 12/15/22
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	1,472,900
	0.000%, 12/15/34 – FSA Insured
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	291,401
	2006A, 4.500%, 7/01/36 – CIFG Insured
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB–	535,017
	5.500%, 8/01/29

17,085	Total Tax Obligation/Limited			14,606,433

	Transportation – 22.0% (14.6% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AAA	529,425
	1/01/27 – MBIA Insured
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	643,278
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
505	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	580,634
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,130,620
820	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	864,362
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	525,650
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	3,163,080
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – FSA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	AAA	2,089,200
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	4,621,037
50	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/07 at 102.00	AAA	51,592

13,975	Total Transportation			15,198,878

	U.S. Guaranteed – 29.0% (19.3% of Total Investments) (4)
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
500	5.250%, 11/01/19 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	545,375
625	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	672,656
3,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series	4/12 at 100.00	AAA	3,185,640
	2002, 5.000%, 4/15/21 (Pre-refunded 4/15/12) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
800	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	869,480
315	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	342,358
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1 (4)	1,372,063
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
680	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	718,590
	5.000%, 12/15/21 (Pre-refunded 12/15/11) – MBIA Insured
535	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	581,294
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	196,920
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,814,791
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	272,095
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
3,000	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series	12/12 at 100.00	Aaa	3,206,369
	2002, 5.000%, 12/01/25 (Pre-refunded 12/01/12) – FGIC Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,069,980
	5.500%, 10/01/40
1,005	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,075,923
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,600	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,713,664
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,424,350

18,410	Total U.S. Guaranteed			20,061,548

	Utilities – 9.9% (6.6% of Total Investments)
470	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/07 at 100.00	Baa3	476,552
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – MBIA Insured	10/09 at 101.00	AAA	2,394,231
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	769,515
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	3,198,809
	FSA Insured

6,520	Total Utilities			6,839,107

	Water and Sewer – 1.0% (0.7% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	164,544
	6.000%, 7/01/25
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	535,065
	5.250%, 8/01/19 – FGIC Insured

650	Total Water and Sewer			699,609

$ 100,880	Total Investments (cost $98,858,824) – 150.0%			103,785,143

	Other Assets Less Liabilities – (0.1)%			(72,333)

	Preferred Shares, at Liquidation Value – (49.9)%			(34,500,000)

	Net Assets Applicable to Common Shares – 100%			$69,212,810

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $98,862,826.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$5,027,483
Depreciation	(105,166)

Net unrealized appreciation (depreciation) of investments	$4,922,317

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.